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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07242

The Cutler Trust

(Exact name of registrant as specified in charter)

525 Bigham Knoll Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Erich M. Patten

Cutler Investment Counsel, LLC         525 Bigham Knoll        Jacksonville, Oregon 97530

(Name and address of agent for service)

Registrant's telephone number, including area code:  (541) 770-9000

Date of fiscal year end:         June 30, 2014

Date of reporting period:       September 30, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Consumer Discretionary - 14.1%
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corporation	28,405	$2,732,845

Media - 3.1%
Walt Disney Company (The)	48,992	3,159,494

Multiline Retail - 5.0%
Nordstrom, Inc.	56,385	3,168,837
Target Corporation	31,699	2,028,102
		5,196,939
Specialty Retail - 3.4%
Home Depot, Inc. (The)	46,200	3,504,270

Consumer Staples - 12.2%
Beverages - 2.7%
PepsiCo, Inc.	35,495	2,821,853

Food & Staples Retailing - 1.9%
Sysco Corporation	60,595	1,928,739

Food Products - 2.2%
Archer-Daniels-Midland Company	62,135	2,289,053

Household Products - 5.4%
Kimberly-Clark Corporation	30,490	2,872,768
Procter & Gamble Company (The)	36,130	2,731,066
		5,603,834
Energy - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Chevron Corporation	29,820	3,623,130
ConocoPhillips	41,830	2,907,604
Exxon Mobil Corporation	33,881	2,915,121
		9,445,855
Financials - 12.9%
Capital Markets - 3.0%
Charles Schwab Corporation (The)	145,095	3,067,308

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 12.9% (Continued)
Commercial Banks - 3.1%
M&T Bank Corporation	28,340	$3,171,813

Consumer Finance - 3.4%
American Express Company	47,395	3,579,271

Insurance - 3.4%
Chubb Corporation (The)	39,670	3,540,944

Health Care - 11.6%
Health Care Equipment & Supplies - 2.6%
Becton, Dickinson & Company	27,525	2,753,051

Pharmaceuticals - 9.0%
Bristol-Myers Squibb Company	67,240	3,111,867
Johnson & Johnson	37,170	3,222,267
Merck & Company, Inc.	62,790	2,989,432
		9,323,566
Industrials - 11.1%
Aerospace & Defense - 6.3%
Honeywell International, Inc.	36,540	3,034,282
United Technologies Corporation	32,010	3,451,318
		6,485,600
Electrical Equipment - 2.4%
Emerson Electric Company	38,735	2,506,154

Machinery - 2.4%
Caterpillar, Inc.	30,280	2,524,444

Information Technology - 13.7%
Communications Equipment - 2.1%
QUALCOMM, Inc.	32,639	2,198,563

Computers & Peripherals - 3.3%
International Business Machines Corporation	18,565	3,437,866

Semiconductors & Semiconductor Equipment - 5.6%
Intel Corporation	104,965	2,405,798
Texas Instruments, Inc.	83,900	3,378,653
		5,784,451

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 13.7% (Continued)
Software - 2.7%
Microsoft Corporation	82,425	$2,745,577

Materials - 5.4%
Chemicals - 5.4%
E.I. du Pont de Nemours and Company	56,905	3,332,357
Monsanto Company	21,715	2,266,394
		5,598,751
Telecommunication Services - 5.0%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	68,940	2,331,551
Verizon Communications, Inc.	60,960	2,844,394
		5,175,945
Utilities - 3.5%
Gas Utilities - 3.5%
National Fuel Gas Company	52,145	3,585,490

Total Common Stocks (Cost $75,007,589)		$102,161,676

MONEY MARKET FUNDS - 1.3%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.02% (a) (Cost $1,302,552)	1,302,552	$1,302,552

Total Investments at Value - 99.9% (Cost $76,310,141)		$103,464,228

Other Assets in Excess of Liabilities - 0.1%		139,208

Net Assets - 100.0%		$103,603,436

(a)	The rate shown is the 7-day effective yield as of September 30, 2013.

See accompanying notes to Schedules of Investments.

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS - 10.7%	Maturity	Coupon		Par Value	Value
U.S. Treasury Notes	09/30/16	1.000%		$1,125,000	$1,136,601
U.S. Treasury Bonds	08/15/23	6.250%		400,000	529,375
Total U.S. Treasury Obligations (Cost $1,621,692)					$1,665,976

U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.0%	Maturity	Coupon		Par Value	Value
Federal Farm Credit Bank - 3.5%
Federal Farm Credit Bank	01/24/20	1.550%		$500,000	$477,438
Federal Farm Credit Bank	08/15/22	2.250%		65,000	60,439
					537,877
Federal Home Loan Bank - 15.1%
Federal Home Loan Bank	12/13/19	1.460%		500,000	477,269
Federal Home Loan Bank	05/28/20	1.000	% (a)	400,000	387,486
Federal Home Loan Bank	02/14/23	1.000	% (a)	500,000	480,686
Federal Home Loan Bank	03/27/23	1.125	% (a)	500,000	480,637
Federal Home Loan Bank	06/20/23	1.000	% (a)	550,000	538,192
					2,364,270
Federal Home Loan Mortgage Corporation - 7.4%
Federal Home Loan Mortgage Corporation	06/30/15	1.000%		300,000	300,582
Federal Home Loan Mortgage Corporation	01/11/16	0.500%		325,000	324,614
Federal Home Loan Mortgage Corporation	11/30/17	1.250%		65,000	64,333
Federal Home Loan Mortgage Corporation	06/24/20	1.500%		500,000	471,493
					1,161,022
Federal National Mortgage Association - 12.2%
Federal National Mortgage Association	02/27/17	1.000%		350,000	350,027
Federal National Mortgage Association	12/27/18	1.000%		500,000	482,063
Federal National Mortgage Association	04/25/19	1.200%		500,000	482,474
Federal National Mortgage Association	01/30/20	1.000	% (a)	500,000	482,006
Federal National Mortgage Association	03/27/20	2.000%		60,000	59,057
Federal National Mortgage Association	10/25/22	2.200%		64,000	59,142
					1,914,769
Financing Corporation (FICO) - 4.3%
Financing Corporation (FICO)	11/30/17	9.800%		500,000	670,893

Private Export Funding Corporation - 2.5%
Private Export Funding Corporation	12/15/21	4.300%		350,000	387,508

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.0% (Continued)	Maturity	Coupon		Par Value	Value
U.S. Department of Housing and Urban Development - 1.0%
U.S. Department of Housing and Urban Development	08/01/25	4.130%		$150,000	$159,161

Total U.S. Government Agency Obligations (Cost $7,359,982)					$7,195,500

OTHER GOVERNMENT OBLIGATIONS - 4.2%	Maturity	Coupon		Par Value	Value
Province of Manitoba	04/03/17	1.300%		$350,000	$352,717
Province of Nova Scotia	07/21/15	2.375%		300,000	308,913
Total Other Government Obligations (Cost $662,128)					$661,630

MORTGAGE-BACKED SECURITIES - 3.5%	Maturity	Coupon		Par Value	Value
Federal Home Loan Mortgage Corporation - 0.8%
FHLMC, Series 2962-YE	09/01/18	4.500%		$7,474	$7,473
FHLMC, Pool #J13584	11/01/25	3.500%		74,434	78,450
FHLMC, Series 1963-Z	01/01/27	7.500%		36,069	41,926
					127,849
Federal National Mortgage Association - 2.6%
FNMA, Series 2003-3-HJ	02/25/18	5.000%		30,469	32,205
FNMA, Pool #899237	03/01/22	5.000%		21,761	23,344
FNMA, Series 2002-93-A1	03/25/32	6.500%		64,742	72,572
Multifamily REMIC Trust, Series 2006-M1-D	06/25/19	5.385	% (a)	250,000	270,975
					399,096
Government National Mortgage Association - 0.1%
GNMA, Pool #577742	09/15/17	5.500%		10,622	11,303

Total Mortgage-Backed Securities (Cost $523,191)					$538,248

ASSET-BACKED SECURITIES - 4.4%	Maturity	Coupon		Par Value	Value
Ford Credit Auto Owner Trust,
Series 2009-E-A4	11/15/14	2.420%		$49,190	$49,297

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 4.4% (Continued)	Maturity	Coupon		Par Value	Value
Ford Credit Auto Owner Trust,
Series 2012-A-A3	04/15/15	0.840%		$170,054	$170,342
FPL Recovery Funding,
Series 2007-A-A3	08/01/17	5.127%		215,626	225,147
Mercedes-Benz Auto Receivables Trust,
Series 2011-1-A3	03/15/14	0.850%		75,157	75,236
RSB Bond Company, LLC,
Series 2007-A-A2	04/01/16	5.720%		163,108	171,861
Total Asset-Backed Securities (Cost $703,322)					$691,883

CORPORATE BONDS - 27.9%	Maturity	Coupon		Par Value	Value
Consumer Discretionary - 2.2%
Fortune Brands, Inc.	01/15/16	5.375%		$321,000	$349,767

Energy - 4.2%
Anadarko Petroleum Corporation	09/15/16	5.950%		400,000	449,152
Buckeye Partners, L.P.	02/01/21	4.875%		200,000	207,569
					656,721
Financials - 13.6%
Bank of America Corporation	07/12/16	3.750%		250,000	264,921
Biomed Realty, L.P.	04/15/16	3.850%		200,000	209,682
Citigroup, Inc.	10/15/14	5.500%		92,000	96,407
Finial Holdings, Inc.	10/15/23	7.125%		250,000	284,786
Ford Motor Credit Company, LLC	10/01/13	7.000%		30,000	30,000
Ford Motor Credit Company, LLC	05/15/15	2.750%		200,000	204,576
People's United Financial, Inc.	12/06/22	3.650%		500,000	476,383
Senior Housing Properties Trust	01/15/16	4.300%		250,000	259,402
Wells Fargo & Company	10/28/15	0.463	% (a)	300,000	299,395
					2,125,552
Industrials - 2.6%
Domtar Corporation	06/01/17	10.750%		120,000	150,631
Iron Mountain, Inc.	08/15/21	8.375%		83,000	89,225
Valmont Industries, Inc.	04/20/20	6.625%		150,000	172,599
					412,455
Telecommunication Services - 4.4%
Qwest Corporation	10/01/14	7.500%		175,000	185,426
Scripps Networks Interactive, Inc.	12/15/16	2.700%		300,000	311,453
Verizon Communications, Inc.	11/01/16	2.000%		185,000	187,471
					684,350

CUTLER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 27.9% (Continued)	Maturity	Coupon	Par Value	Value
Utilities - 0.9%
Sempra Energy	06/01/16	6.500%	$125,000	$141,966

Total Corporate Bonds (Cost $4,296,976)		$4,370,811

PREFERRED STOCKS - 1.4%	Shares	Value
Citigroup Capital XIII (Cost $208,800)	8,000	$219,760

MONEY MARKET FUNDS - 5.8%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.02% (b) (Cost $913,185)	913,185	$913,185

Total Investments at Value - 103.9% (Cost $16,289,276)		$16,256,993

Liabilities in Excess of Other Assets - (3.9%)		(609,341)

Net Assets - 100.0%		$15,647,652

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2013.
(b)	The rate shown is the 7-day effective yield as of September 30, 2013.

See accompanying notes to Schedules of Investments.

THE CUTLER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2013 (Unaudited)

1.   Securities Valuation

Portfolio securities of Cutler Equity Fund and Cutler Fixed Income Fund (the “Funds”) are valued as of the close of business of the regular session of the principal exchange where the security is traded. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day.  In the absence of a sale, such securities are valued at the mean of the last bid and asked price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price.  Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Funds’ investment adviser believes another valuation is more appropriate. Investments in shares of other open-end investment companies are valued at net asset value per share.

The Funds value securities at fair value pursuant to procedures adopted by the Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Funds calculate their net asset values.  Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, fixed income securities held by Cutler Fixed Income Fund are classified as Level 2 since the values for the fixed income securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2013 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$102,161,676	$-	$-	$102,161,676
Money Market Funds	1,302,552	-	-	1,302,552
Total	$103,464,228	$-	$-	$103,464,228

THE CUTLER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Cutler Fixed Income Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$1,665,976	$-	$1,665,976
U.S. Government Agency Obligations	-	7,195,500	-	7,195,500
Other Government Obligations	-	661,630	-	661,630
Mortgage-Backed Securities	-	538,248	-	538,248
Asset-Backed Securities	-	691,883	-	691,883
Corporate Bonds	-	4,370,811	-	4,370,811
Preferred Stocks	219,760	-	-	219,760
Money Market Funds	913,185	-	-	913,185
Total	$1,132,945	$15,124,048	$-	$16,256,993

Refer to each Fund’s Schedule of Investments for a listing of the securities valued by security type and sector or industry type.  The Funds did not have any transfers in and out of any Level as of September 30, 2013.  There were no Level 3 securities or derivative instruments held by the Funds as of September 30, 2013.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2013:

	Cutler	Cutler
	Equity	Fixed Income
	Fund	Fund

Cost of portfolio investments	$76,329,840	$16,289,276

Gross unrealized appreciation	$27,801,820	$229,021
Gross unrealized depreciation	(667,432)	(261,304)

Net unrealized appreciation (depreciation)	$27,134,388	$(32,283)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Cutler Equity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President
Date	November 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President
Date	November 11, 2013

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer
Date	November 11, 2013

*	Print the name and title of each signing officer under his or her signature.